5. Acquisitions	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions
5.	Acquisitions

On September 20, 2017, the Group entered into a Framework Share Purchase Agreement with Thermi Taneo Venture Capital Fund (“Thermi”) to expand the Company’s business in Europe and also to settle the Group’s EPC receivable from Thermi. Pursuant to the Framework Share Purchase Agreement, the Group agreed to purchase 100% equity interest in Heliohrisi S.A. (“Heliohrisi”), Heliostixio S.A. (“Heliostixio”) and Thermi Sun S.A. (“Thermi Sun”) from Thermi.

(1)       Acquisition of Heliostixio

On December 13, 2017, the Group entered into a Share Purchase Agreement (“Heliostixio Purchase Agreement”) with Thermi and purchased 100% equity interest of Heliostixio at a cash price of $2,108 (EUR 1,757). Heliostixio is a Company located in Greece, with a solar photovoltaic project of 1.082 MW peak capacity. Pursuant to Heliostixio Purchase Agreement, the closing date of the acquisition was December 13, 2017, and the Group obtained related control of Heliostixio.

The acquisition has been accounted for under ASC 805 Business Combinations. The goodwill arose from the acquisition was $626 and $651 as of December 31, 2019 and 2018, respectively. No impairment was provided during the years ended December 31, 2019, 2018 and 2017.

(2)       Acquisition of Heliohrisi S.A

On March 20, 2019, the Group entered into a Share Purchase Agreement (“Heliohrisi Purchase Agreement”) with Thermi and purchased 100% equity interest of Heliohrisi. Heliohrisi is a company located in Greece, with a solar photovoltaic project of 1.99 MW peak capacity. The solar photovoltaic facility began commercial operation in July 2012. The output of the plant is contracted under a 27-year PPA which began on the commercial operation date. The acquisition was in accordance with the Company's overall growth strategy.

The total consideration for acquiring Heliohrisi was $4,013 which was paid in cash as of December 31, 2019 and there is no noncash or contingent consideration. The acquisition is accounted as an asset acquisition according to ASU 2017-01 since substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset. The excess of consideration over fair value of the assets acquired of $777 was allocated to property, plant and equipment.

(3)       Acquisition of Thermi Sun S.A.

On November 1, 2019, the Group entered into a Share Purchase Agreement (“Thermi Sun Purchase Agreement”) with Thermi and purchased 100% equity interest of Thermi Sun. Thermi Sun is a company located in Greece, with two solar photovoltaic project of totally 4.4 MW peak capacity. The solar photovoltaic facility began commercial operation in July 2012. The output of the plant is contracted under a 27-year PPA which began on the commercial operation date. The acquisition was in accordance with the Company's overall growth strategy.

The total consideration for acquiring Thermi Sun was $8,476 which was paid in cash as of December 31, 2019, and there is no noncash or contingent consideration. The acquisition is accounted as an asset acquisition according to ASU 2017-01 since substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset. The excess of consideration over the fair value of the assets acquired of $232 was allocated to property, plant and equipment.